Investments - Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2019
HTG Molecular Diagnostics, Inc (HTGM)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	833,333
Cost basis	$ 2,000
Fair value	585	$ 2,117
Total cumulative unrealized (loss) gain	$ (1,415)	$ 117
Oncimmune Holdings plc (Oncimmune)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	560,416
Cost basis	$ 0
Fair value	285		$ 700
Total cumulative unrealized (loss) gain	285
Curetis N.V. (Curetis)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		204,000
Cost basis		$ 1,444
Fair value		350
Total realized gain (loss) during the period	$ (2,100)	(100)
Total cumulative unrealized (loss) gain		$ (1,094)